schedule of accrued expenses to related parties (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total	€ 132,141	€ 1,359,191
OSR-SanRaffaeleHospital [Member]
Related Party Transaction [Line Items]
Total	19,201	1,309,191
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Total	25,000	25,000
Richard Slansky [Member]
Related Party Transaction [Line Items]
Total	53,502
XDG Biomed LLC [Member]
Related Party Transaction [Line Items]
Total	€ 34,438	€ 25,000